ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) $ / shares in Units, $ / shares in Units, ¥ in Millions										12 Months Ended
	Jan. 02, 2023 USD ($) shares	Nov. 08, 2022 shares	Aug. 26, 2022 $ / shares shares	Aug. 19, 2022 $ / shares shares	May 30, 2022	Mar. 24, 2022 HKD ($) $ / shares shares	Jan. 10, 2022 USD ($)	Dec. 09, 2021 HKD ($) $ / shares shares	Jan. 28, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 HKD ($)	Feb. 13, 2023	Jan. 02, 2023 HKD ($) $ / shares	Dec. 31, 2022 HKD ($) $ / shares	Aug. 26, 2022 $ / shares shares	Aug. 19, 2022 $ / shares shares	Mar. 25, 2022 shares	Feb. 14, 2022 CNY (¥) t	Dec. 31, 2021 HKD ($) $ / shares	May 24, 2021 USD ($)	Jan. 19, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible debt							$ 15,000,000			$ 845,000	$ 6,588,000		$ 62,698,000
Number of options granted to directors												25,500,000	25,500,000
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss | $													$ 3,490,000
Stock issued during period shares issuance of preference shares upon conversion of promissory notes								323,657,534												323,657,534
Subscription price | $ / shares								$ 0.73
Aggregated subscription price | $						$ 236,270,000		$ 236,270,000			$ 32,861,000		$ 17,437,000
Issuance of preference shares fair value of promissory notes | $						$ 184,485,000		$ 184,485,000
Tons of spherical graphite | t																					30,000
Tons of anode materials | t																					10,000
Investments | ¥																					¥ 200
Target Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage															25.991%
ADS [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of ordinary shares issued				4,695,653
Underlying shares			14,086,940	93,913,060														14,086,940	93,913,060
Percentage of issued ordinary shares			2.17%	14.78%
Gross offer price | (per share)			$ 2.5	$ 2.5															$ 0.9798
Number of options issued			704,347
ADR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross offer price | $ / shares																		$ 0.9798
Emerald Energy Solutions LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Description of Acquired Entity					(i) EES granted to Graphex Tech the call option for purchasing 30 JV units (representing one-third of the JV membership interest) from EES in consideration for 35,000,000 consideration shares; and (ii) Graphex Tech granted EES the put option for requiring Graphex Tech to purchase 30 JV units (representing one-third of the JV membership interest) from EES in consideration for 35,000,000 consideration shares
Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares issuance of preference shares upon conversion of promissory notes						323,657,534														323,657,534
Subscription price | $ / shares						$ 0.73
Participants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of options granted to directors									25,500,000
Directors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of options granted to directors									24,000,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 7,830,000															$ 60,682,500
Convertible conversion price | $ / shares																$ 0.65
Number of conversion shares issued	93,357,690
Subscription Agreement and Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount										$ 4,240,000		$ 2,250,000					$ 32,861,000					$ 17,437,500	$ 15,000,000	$ 15,000,000
Proceeds from convertible debt | $												$ 8,090,000
Convertible conversion price | $ / shares																	$ 0.65					$ 0.65
Number of conversion shares issued										50,553,843	50,553,843	26,826,921	26,826,921
JV Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of ordinary shares issued		35,000,000